Investments - Disclosure Of Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 85,964	$ 31,391	[1]
Level 1 Investment
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	71,979	16,391
Level 3 of fair value hierarchy [member]
Disclosure of Investments [Line Items]
Non-current investments other than investments accounted for using equity method	$ 13,985	$ 15,000

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).